Share Purchase Warrants (Details 7)	12 Months Ended
Jan. 31, 2025 $ / shares shares
Statement [Line Items]
Number of warrants outstanding	43,491,339
Transaction One [Member]
Statement [Line Items]
Number of warrants outstanding	840,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Mar. 14, 2025
Transaction Two [Member]
Statement [Line Items]
Number of warrants outstanding	3,064,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Aug. 30, 2025
Transaction Three [Member]
Statement [Line Items]
Number of warrants outstanding	6,386,298
Exercise Price | $ / shares	$ 0.60
Expiry Date	Dec. 02, 2025
Transaction Four [Member]
Statement [Line Items]
Number of warrants outstanding	2,000,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Dec. 14, 2025
Transaction Five [Member]
Statement [Line Items]
Number of warrants outstanding	3,035,342
Exercise Price | $ / shares	$ 0.10
Expiry Date	Dec. 31, 2025
Transaction Six [Member]
Statement [Line Items]
Number of warrants outstanding	78,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Feb. 28, 2026
Transaction Seven [Member]
Statement [Line Items]
Number of warrants outstanding	168,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Mar. 27, 2026
Transaction Eight [Member]
Statement [Line Items]
Number of warrants outstanding	36,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Apr. 29, 2026
Transaction Nine [Member]
Statement [Line Items]
Number of warrants outstanding	5,300,000
Exercise Price | $ / shares	$ 0.13
Expiry Date	Jun. 13, 2026
Transaction Ten [Member]
Statement [Line Items]
Number of warrants outstanding	1,750,000
Exercise Price | $ / shares	$ 0.13
Expiry Date	Jul. 01, 2026
Transaction Eleven [Member]
Statement [Line Items]
Number of warrants outstanding	350,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Aug. 31, 2026
Transaction Twelve [Member]
Statement [Line Items]
Number of warrants outstanding	2,983,699
Exercise Price | $ / shares	$ 0.10
Expiry Date	Sep. 27, 2026
Transaction Thirteen [Member]
Statement [Line Items]
Number of warrants outstanding	300,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Oct. 29, 2026
Transaction Fourteen [Member]
Statement [Line Items]
Number of warrants outstanding	15,000,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	Mar. 14, 2028
Transaction Fifteen [Member]
Statement [Line Items]
Number of warrants outstanding	2,200,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	Jul. 09, 2028